Fair Value of Options Measured based on Black-Scholes Option Pricing Model, 2004 Option Plan (Detail) - Stock Options	12 Months Ended
Dec. 31, 2015 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.22%
Expected life (years)	3 years 4 months 6 days
Expected dividend yield	0.00%
Volatility	59.74%
Fair value of options at grant date	$ 0.65